16. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Deferred tax assets - Share issuance costs and financing fees	$ 750,000	$ 393,000
Deferred tax assets - Non-Capital losses	5,604,000	4,327,000
Deferred tax assets - Property and equipment	69,000	80,000
Deferred tax assets - Mineral resource properties	4,202,000	2,673,000
Deferred tax assets	10,625,000	7,473,000
Unrecognized deferred tax assets	(10,625,000)	(7,473,000)
Deferred tax assets, net	$ 0	$ 0